Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Amortized Cost and Estimated Fair Value of Securities Available-for-Sale

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2014 and 2013 were as follows:

2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$77,996,980	$—	$2,035,905	$75,961,075
Mortgage-backed securities	12,501,990	824,844	—	13,326,834
State, County, Municipals	84,896,091	3,048,489	360,082	87,584,498
Other investments	2,997,401	—	124,678	2,872,723

Total	$178,392,462	$3,873,333	$2,520,665	$179,745,130

2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$316,305,125	$98,740	$33,587,465	$282,816,400
Mortgage-backed securities	16,476,430	719,825	29,861	17,166,394
State, County, Municipals	96,258,584	2,309,291	3,140,470	95,427,405
Other investments	3,025,451	—	259,248	2,766,203

Total	$432,065,590	$3,127,856	$37,017,044	$398,176,402

Amortized Cost and Estimated Fair Value of Securities Held-to-Maturity

The amortized cost and estimated fair value of HTM securities and the corresponding amounts of gross unrecognized gains and losses were as follows:

2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities held-to-maturity Obligations of U.S. Government agencies	$206,817,169	$9,928,269	$—	$216,745,438

Total	$206,817,169	$9,928,269	$—	$216,745,438

Gross Unrealized Losses and Fair Value of Investments with Available-for-sale and Held-to-maturity Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2014	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$—	$—	$75,961	$2,036	$75,961	$2,036
Mortgage backed securities	—	—	—	—	—	—
State, County, Municipal	697	3	14,980	357	15,677	360
Other investments	—	—	2,873	125	2,873	125

Total	$697	$3	$93,814	$2,518	$94,511	$2,521

December 31, 2013	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$255,350	$29,954	$26,367	$3,633	$281,717	$33,587
Mortgage backed securities	3,581	30	—	—	3,581	30
State, County, Municipal	20,131	1,461	10,014	1,680	30,145	3,141
Other investments	—	—	2,766	259	2,766	259

Total	$279,062	$31,445	$39,147	$5,572	$318,209	$37,017

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$3,619,965	$3,644,097
Due after one year through five years	11,886,005	12,165,884
Due after five years through ten years	73,014,502	72,750,584
Due after ten years	89,871,990	91,184,565

Total	$178,392,462	$179,745,130

HTM	Amortized Cost	Fair Value
Securities HTM
Due after five years through ten years	$27,599,235	$28,395,635
Due after ten years	179,217,934	188,349,803

Total	$206,817,169	$216,745,438

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2014	2013	2012
Gross realized gains	$206,258	$1,039,793	$459,934
Gross realized losses	191,716	616,405	—

	$14,542	$423,388	$459,934